UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%(1)

Security	Shares	Value
Aerospace & Defense — 2.3%
Boeing Co. (The)	46,385	$6,961,461
Spirit AeroSystems Holdings, Inc., Class A(2)	180,769	9,437,949

		$16,399,410

Banks — 2.2%
Citigroup, Inc.	134,103	$6,908,986
PNC Financial Services Group, Inc. (The)	36,483	3,401,675
Wells Fargo & Co.	103,355	5,622,512

		$15,933,173

Beverages — 2.7%
Constellation Brands, Inc., Class A(2)	85,053	$9,884,009
PepsiCo, Inc.	96,080	9,187,170

		$19,071,179

Biotechnology — 8.4%
Amgen, Inc.	44,164	$7,059,615
Biogen, Inc.(2)	45,220	19,093,693
Celgene Corp.(2)	165,321	19,058,205
Gilead Sciences, Inc.(2)	70,909	6,958,300
Incyte Corp.(2)	39,439	3,614,979
Vertex Pharmaceuticals, Inc.(2)	33,821	3,989,863

		$59,774,655

Capital Markets — 2.0%
Charles Schwab Corp. (The)	187,062	$5,694,167
Invesco, Ltd.	206,491	8,195,628

		$13,889,795

Chemicals — 1.6%
Monsanto Co.	100,110	$11,266,379

		$11,266,379

Consumer Finance — 0.9%
Discover Financial Services	106,850	$6,020,998

		$6,020,998

Electrical Equipment — 0.6%
Eaton Corp. PLC	63,848	$4,337,833

		$4,337,833

Energy Equipment & Services — 1.6%
Halliburton Co.	61,533	$2,700,068
Schlumberger, Ltd.	101,486	8,467,992

		$11,168,060

Food & Staples Retailing — 1.0%
Sprouts Farmers Market, Inc.(2)	192,473	$6,780,824

		$6,780,824

Food Products — 6.1%
Hain Celestial Group, Inc. (The)(2)	155,422	$9,954,779
Hershey Co. (The)	61,864	6,242,696
Keurig Green Mountain, Inc.	69,306	7,743,560
Mondelez International, Inc., Class A	195,000	7,037,550
WhiteWave Foods Co. (The), Class A(2)	277,920	12,322,973

		$43,301,558

Security	Shares	Value
Health Care Equipment & Supplies — 4.9%
Cooper Cos., Inc. (The)	48,591	$9,106,925
Medtronic PLC	222,479	17,351,137
Stryker Corp.	91,419	8,433,403

		$34,891,465

Health Care Technology — 1.6%
Cerner Corp.(2)	159,391	$11,676,985

		$11,676,985

Hotels, Restaurants & Leisure — 2.7%
Las Vegas Sands Corp.	88,475	$4,869,664
Starbucks Corp.	152,455	14,437,489

		$19,307,153

Internet & Catalog Retail — 5.2%
Amazon.com, Inc.(2)	57,337	$21,335,098
Priceline Group, Inc. (The)(2)	13,041	15,181,680

		$36,516,778

Internet Software & Services — 9.8%
Facebook, Inc., Class A(2)	274,098	$22,534,967
Google, Inc., Class C(2)	68,390	37,477,720
Twitter, Inc.(2)	183,750	9,202,200

		$69,214,887

IT Services — 4.0%
Fiserv, Inc.(2)	117,089	$9,296,867
Visa, Inc., Class A	296,228	19,376,273

		$28,673,140

Leisure Products — 0.7%
Brunswick Corp.	91,808	$4,723,522

		$4,723,522

Life Sciences Tools & Services — 0.7%
Illumina, Inc.(2)	27,044	$5,020,448

		$5,020,448

Machinery — 0.9%
Donaldson Co., Inc.	169,335	$6,385,623

		$6,385,623

Media — 4.2%
Comcast Corp., Class A	254,258	$14,357,949
Walt Disney Co. (The)	143,683	15,070,910

		$29,428,859

Multiline Retail — 1.3%
Dollar General Corp.(2)	120,945	$9,116,834

		$9,116,834

Oil, Gas & Consumable Fuels — 1.0%
EOG Resources, Inc.	34,741	$3,185,402
Range Resources Corp.	71,023	3,696,037

		$6,881,439

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	69,059	$5,742,946

		$5,742,946

Security	Shares	Value
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	127,002	$8,191,629
Perrigo Co. PLC	83,833	13,878,553

		$22,070,182

Road & Rail — 2.7%
Genesee & Wyoming, Inc., Class A(2)	72,386	$6,980,906
Union Pacific Corp.	114,224	12,371,601

		$19,352,507

Semiconductors & Semiconductor Equipment — 3.6%
Avago Technologies, Ltd.	102,806	$13,054,306
NXP Semiconductors NV(2)	126,800	12,725,648

		$25,779,954

Software — 6.0%
Microsoft Corp.	326,310	$13,266,133
salesforce.com, inc.(2)	185,366	12,384,303
Tableau Software, Inc., Class A(2)	116,820	10,808,186
VMware, Inc., Class A(2)	69,976	5,738,732

		$42,197,354

Specialty Retail — 6.4%
Home Depot, Inc. (The)	112,586	$12,790,895
Restoration Hardware Holding, Inc.(2)	70,169	6,960,063
Signet Jewelers, Ltd.	83,213	11,549,132
TJX Cos., Inc. (The)	197,670	13,846,784

		$45,146,874

Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc.	375,500	$46,723,465
EMC Corp.	456,424	11,666,197

		$58,389,662

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	115,696	$11,607,780

		$11,607,780

Trading Companies & Distributors — 0.8%
W.W. Grainger, Inc.	24,606	$5,802,341

		$5,802,341

Total Common Stocks (identified cost $574,816,981)		$705,870,597

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(3)	$5,696	$5,696,415

Total Short-Term Investments (identified cost $5,696,415)		$5,696,415

Total Investments — 100.4% (identified cost $580,513,396)		$711,567,012

Covered Call Options Written — (0.4)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Amazon.com, Inc.	285	$397.50	5/1/15	$(206,625)
Amgen, Inc.	220	175.00	4/24/15	(12,980)
Apple, Inc.	1,875	132.00	5/1/15	(360,000)
Avago Technologies, Ltd.	510	135.00	4/17/15	(62,475)
Biogen, Inc.	225	510.00	4/24/15	(15,750)
Boeing Co. (The)	230	160.00	5/1/15	(15,870)
Bristol-Myers Squibb Co.	545	67.50	4/17/15	(11,445)
Brunswick Corp.	455	55.00	5/15/15	(30,713)
Celgene Corp.	825	135.00	4/24/15	(30,938)
Cerner Corp.	795	75.00	4/17/15	(47,700)
Charles Schwab Corp. (The)	485	32.00	4/17/15	(8,488)
Citigroup, Inc.	670	54.00	5/1/15	(27,805)
Comcast Corp., Class A	1,270	58.50	5/1/15	(74,295)
Constellation Brands, Inc., Class A	425	120.00	4/17/15	(63,750)
Cooper Cos., Inc. (The)	240	190.00	5/15/15	(86,400)
Discover Financial Services	530	59.50	5/1/15	(19,875)
Dollar General Corp.	600	76.50	4/24/15	(55,500)
Donaldson Co., Inc.	845	40.00	4/17/15	(10,563)
Eaton Corp. PLC	315	70.50	4/10/15	(3,938)
EMC Corp.	2,280	26.50	5/1/15	(85,500)
EOG Resources, Inc.	170	96.50	5/1/15	(16,830)
Estee Lauder Cos., Inc. (The), Class A	345	87.50	5/15/15	(33,638)
Facebook, Inc., Class A	1,370	90.00	5/1/15	(106,860)
Genesee & Wyoming, Inc., Class A	360	110.00	4/17/15	(9,000)
Gilead Sciences, Inc.	350	107.00	5/1/15	(41,125)
Google, Inc., Class C	340	580.00	4/2/15	(850)
Hain Celestial Group, Inc. (The)	775	67.50	5/15/15	(98,813)
Halliburton Co.	305	46.00	5/1/15	(17,385)
Hershey Co. (The)	305	105.00	5/15/15	(33,550)
Home Depot, Inc. (The)	560	121.00	4/24/15	(13,160)
Illumina, Inc.	70	202.50	4/10/15	(1,400)
Invesco, Ltd.	1,030	44.00	5/15/15	(10,300)
Keurig Green Mountain, Inc.	345	130.00	4/24/15	(8,280)
Las Vegas Sands Corp.	440	57.50	4/10/15	(11,440)
Medtronic PLC	1,110	80.00	4/24/15	(64,380)
Microsoft Corp.	1,630	43.00	5/1/15	(53,790)
Mondelez International, Inc., Class A	975	39.00	4/17/15	(9,750)
Monsanto Co.	500	117.00	5/1/15	(48,250)
NIKE, Inc., Class B	575	106.00	4/24/15	(11,788)
NXP Semiconductors NV	630	105.00	4/17/15	(92,925)
PepsiCo, Inc.	480	99.50	5/1/15	(37,680)
Perrigo Co. PLC	385	180.00	4/17/15	(14,438)
PNC Financial Services Group, Inc. (The)	180	95.00	4/17/15	(12,870)
Priceline Group, Inc. (The)	65	1,275.00	4/17/15	(6,013)
Range Resources Corp.	355	57.50	5/15/15	(40,825)
Restoration Hardware Holding, Inc.	350	105.00	5/15/15	(70,000)
salesforce.com, inc.	925	75.00	4/17/15	(4,163)
Schlumberger, Ltd.	505	87.50	5/1/15	(37,118)
Signet Jewelers, Ltd.	415	140.00	5/15/15	(131,763)
Spirit AeroSystems Holdings, Inc., Class A	900	55.00	5/15/15	(90,000)
Sprouts Farmers Market, Inc.	960	35.00	5/15/15	(146,400)
Starbucks Corp.	760	101.00	4/24/15	(38,760)
Stryker Corp.	450	97.50	5/15/15	(36,000)
Tableau Software, Inc., Class A	580	102.00	4/24/15	(42,050)

Security	Number of Contracts	Strike Price	Expiration Date	Value
TJX Cos., Inc. (The)	985	$72.50	4/17/15	$(22,163)
Twitter, Inc.	915	51.50	4/24/15	(133,133)
Union Pacific Corp.	570	121.00	4/10/15	(3,705)
Vertex Pharmaceuticals, Inc.	165	145.00	4/24/15	(18,563)
Visa, Inc., Class A	1,480	70.63	4/24/15	(20,720)
VMware, Inc., Class A	345	87.50	5/1/15	(50,025)
W.W. Grainger, Inc.	120	250.00	5/15/15	(18,000)
Walt Disney Co. (The)	715	110.00	4/17/15	(16,445)
Wells Fargo & Co.	515	56.50	5/1/15	(18,025)
WhiteWave Foods Co. (The), Class A	1,390	47.50	5/15/15	(156,375)

Total Covered Call Options Written (premiums received $4,325,752)				$(3,079,358)

Other Assets, Less Liabilities — (0.0)%(4)				$(76,679)

Net Assets — 100.0%				$708,410,975

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2015 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $3,664.

(4)	Amount is less than (0.05)%.

Written options activity for the fiscal year to date ended March 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	40,542	$3,705,852
Options written	102,114	11,229,497
Options terminated in closing purchase transactions	(49,080)	(5,258,322)
Options expired	(53,256)	(5,351,275)

Outstanding, end of period	40,320	$4,325,752

At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,079,358.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$580,512,346

Gross unrealized appreciation	$140,878,145
Gross unrealized depreciation	(9,823,479)

Net unrealized appreciation	$131,054,666

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$705,870,597 *	$—	$—	$705,870,597
Short-Term Investments	—	5,696,415	—	5,696,415
Total Investments	$705,870,597	$5,696,415	$—	$711,567,012

Liability Description
Covered Call Options Written	$(3,079,358)	$—	$—	$(3,079,358)
Total	$(3,079,358)	$—	$—	$(3,079,358)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015